Share-Based Compensation - Schedule of Share Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Service-based Share Options [Member]
Service-based Share Options
Number of Options, Outstanding (in Shares)	2,234,228	1,963,750
Weighted Average Exercise Price per share, Outstanding	$ 0.04	$ 0.04
Weighted- Average Remaining Contractual Term, Outstanding	4 years	4 years 10 months 28 days
Weighted- average grant-date fair value, Outstanding	$ 4.7	$ 3.72
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 19,772,918	$ 7,236,812
Number of Options, Granted (in Shares)	412,975	1,963,750
Weighted Average Exercise Price per share, Granted	$ 0.04	$ 0.04
Weighted- average grant-date fair value, Granted	10	3.72
Aggregate Intrinsic Value, Granted
Number of Options, Exercised (in Shares)	(38,747)
Weighted Average Exercise Price per share, Exercised
Weighted- average grant-date fair value, Exercised	$ 5.08
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Options, Forfeited (in Shares)	(103,750)
Weighted Average Exercise Price per share, Forfeited
Weighted- average grant-date fair value, Forfeited	$ 7.21
Performance-based Share Options [Member]
Service-based Share Options
Number of Options, Outstanding (in Shares)	325,375	582,000
Weighted Average Exercise Price per share, Outstanding	$ 0.04	$ 0.04
Weighted- Average Remaining Contractual Term, Outstanding	1 year 11 months 1 day	2 years 10 months 28 days
Weighted- average grant-date fair value, Outstanding	$ 3.72	$ 3.72
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 2,879,569	$ 2,142,924
Number of Options, Granted (in Shares)	12,500	582,000
Weighted Average Exercise Price per share, Granted	$ 0.04	$ 0.04
Weighted- average grant-date fair value, Granted	4.26	3.72
Aggregate Intrinsic Value, Granted
Number of Options, Exercised (in Shares)	(267,500)
Weighted Average Exercise Price per share, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Options, Forfeited (in Shares)	(1,625)
Weighted Average Exercise Price per share, Forfeited
Market-based Share Options [Member]
Service-based Share Options
Number of Options, Outstanding (in Shares)	1,500,000
Weighted Average Exercise Price per share, Outstanding	$ 0.01
Weighted- Average Remaining Contractual Term, Outstanding
Weighted- average grant-date fair value, Outstanding	$ 7.25
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 13,320,000
Number of Options, Granted (in Shares)	1,500,000
Weighted Average Exercise Price per share, Granted	$ 0.01
Weighted- average grant-date fair value, Granted	7.25
Aggregate Intrinsic Value, Granted
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price per share, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Options, Forfeited (in Shares)
Weighted Average Exercise Price per share, Forfeited